CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands		Ordinary shares CNY (¥) shares		Ordinary shares USD ($) shares		Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	(Accumulated deficit)/ Retained earnings CNY (¥)	(Accumulated deficit)/ Retained earnings USD ($)	Accumulated other comprehensive (loss)/income CNY (¥)	Accumulated other comprehensive (loss)/income USD ($)	CNY (¥) shares	USD ($) shares
Balance at the beginning at Jun. 30, 2019		¥ 34				¥ 494,021		¥ 37,399		¥ (137,647)		¥ (2,620)		¥ 391,187
Balance at the beginning (in shares) at Jun. 30, 2019 | shares	[1]	50,000,000		50,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income for the year										106,151				106,151
Transfer of liability share-based compensation to equity award						6,560								6,560
Appropriation of statutory reserves								15,560		(15,560)
Foreign currency translation adjustment												(3,641)		(3,641)
Balance at the end at Jun. 30, 2020		¥ 34				500,581		52,959		(47,056)		(6,261)		¥ 500,257
Balance at the end (in shares) at Jun. 30, 2020 | shares		50,000,000	[1]	50,000,000	[1]									50,000,000	50,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income for the year										207,657				¥ 207,657
Issuance of shares through IPO		¥ 2				180,675								180,677
Issuance of shares through IPO (in shares) | shares	[1]	6,000,000		6,000,000
IPO related expenses recognized in equity						(10,082)								(10,082)
Establishment of subsidiaries						4,929								4,929
Share-based compensation recognized in equity						21,947								21,947
Capital reduction of a consolidated VIE						(195,000)								(195,000)
Appropriation of statutory reserves								25,004		(25,004)
Foreign currency translation adjustment												10,542		10,542
Balance at the end at Jun. 30, 2021		¥ 36				503,050		77,963		135,597		4,281		¥ 720,927
Balance at the end (in shares) at Jun. 30, 2021 | shares		56,000,000	[1]	56,000,000	[1]									56,000,000	56,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income for the year										235,869				¥ 235,869	$ 36,530
Share-based compensation recognized in equity						7,340								7,340
Appropriation of statutory reserves								22,963		(22,963)
Foreign currency translation adjustment												4,177		4,177	647
Balance at the end at Jun. 30, 2022		¥ 36		$ 5		¥ 510,390	$ 76,048	¥ 100,926	$ 15,038	¥ 348,503	$ 51,928	¥ 8,458	$ 1,260	¥ 968,313	$ 144,279
Balance at the end (in shares) at Jun. 30, 2022 | shares		56,000,000	[1]	56,000,000	[1]									56,000,000	56,000,000

[1]	The shares are presented on a retroactive basis to reflect the nominal share issuance (Note 11).